Leases - Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current liabilities:
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities	Other current liabilities
Non-current liabilities:
Non-current operating lease liabilities	$ 32,303	$ 28,302	$ 27,299
Total lease liabilities		30,685	28,969
Other Current Liabilities [Member]
Current liabilities:
Operating lease liabilities		2,383	1,670
Noncurrent Lease Liabilities [Member]
Non-current liabilities:
Non-current operating lease liabilities		$ 28,302	$ 27,299